Schedule Of Reconciliation Of Changes In Projected Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan (Detail) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 25, 2010 USD ($)
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Obligation at beginning of period			$ 182,364	$ 177,195
Service cost
Interest cost			8,639	9,838	10,466
Benefits paid			(4,545)	(4,118)
Actuarial gain (loss)			14,287	(1,558)
Currency translation			7,114	1,007
Obligation at valuation date			207,859	182,364	177,195
Fair value at beginning of period			132,787	132,022
Actual return (loss) on plan assets			22,413	(1,259)
Company contributions	58,000	37,700	58,987	5,293
Benefits paid			(4,545)	(4,118)
Currency translation			6,285	849
Plan assets at valuation date			215,927	132,787	132,022
Net asset (liability) recognized at end of period			$ 8,068	$ (49,577)